UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     August 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $65,211 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      213    20907 SH       SOLE                    20907        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     1194    40730 SH       SOLE                    40730        0        0
AMGEN INC                      COM              031162100     5387    92325 SH       SOLE                    92325        0        0
APACHE CORP                    COM              037411105     2622    21250 SH       SOLE                    21250        0        0
BARRICK GOLD CORP              COM              067901108     3379    74600 SH       SOLE                    74600        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3647   122850 SH       SOLE                   122850        0        0
CONOCOPHILLIPS                 COM              20825c104     3676    48884 SH       SOLE                    48884        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1723    21860 SH       SOLE                    21860        0        0
DOMINION RES INC VA NEW        COM              25746U109      377     7800 SH       SOLE                     7800        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3207   170338 SH       SOLE                   170338        0        0
EL PASO CORP                   COM              28336L109      634    31395 SH       SOLE                    31395        0        0
INTEL CORP                     COM              458140100      331    14925 SH       SOLE                    14925        0        0
IRELAND BK                     SPONSORED ADR    46267q103       46    43000 SH       SOLE                    43000        0        0
ISHARES INC                    MSCI TAIWAN      464286731      796    52465 SH       SOLE                    52465        0        0
ISHARES TR                     S&P500 GRW       464287309     7080   101900 SH       SOLE                   101900        0        0
KIMBERLY CLARK CORP            COM              494368103     3431    51550 SH       SOLE                    51550        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     5724   104850 SH       SOLE                   104850        0        0
MEDTRONIC INC                  COM              585055106     1426    37000 SH       SOLE                    37000        0        0
MERCK & CO INC NEW             COM              58933y105     2948    83539 SH       SOLE                    83539        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1412    57300 SH       SOLE                    57300        0        0
NEWS CORP                      CL B             65248e203      452    25000 SH       SOLE                    25000        0        0
PFIZER INC                     COM              717081103     1238    60115 SH       SOLE                    60115        0        0
PROSHARES TR                   REAL EST NEW     74347x583      217    15200 SH       SOLE                    15200        0        0
ROWAN COS INC                  COM              779382100      291     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     5067    67250 SH       SOLE                    67250        0        0
TECO ENERGY INC                COM              872375100     1962   103850 SH       SOLE                   103850        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      317    10450 SH       SOLE                    10450        0        0
TRANSCANADA CORP               COM              89353d107      548    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1493    28950 SH       SOLE                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1736    67900 SH       SOLE                    67900        0        0
WAL MART STORES INC            COM              931142103     1986    37381 SH       SOLE                    37381        0        0
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851      651    18020 SH       SOLE                    18020        0        0